COMMON SHARES	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
COMMON SHARES

NOTE 10 – COMMON SHARES

On March 24, 2017, the Company completed a reverse stock split of its common stock. As a result of the reverse stock split, the following changes have occurred (i) every one hundred and thirty shares of common stock have been combined into one share of common stock; (ii) the number of shares of common stock underlying each common stock option or common stock warrant have been proportionately decreased on a 130-for-1 basis, and the exercise price of each such outstanding stock option and common warrant has been proportionately increased on a 130-for-1 basis. Accordingly, all option numbers, share numbers, warrant numbers, share prices, warrant prices, exercise prices and losses per share have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 130-for-1 reverse stock split.

On January 31, 2017, the Company issued 3,109 shares of its common stock to the Former Chief Financial Officer (Israel) of the Company and 2,692 shares of its common stock to Former Chief Financial Officer (U.S.) of the Company under their departure settlement agreements with the Company. The fair market value of the shares at grant date was $41.

On February 14, 2017 and March 14, 2017, the Company issued warrants in connection with two (2) separate installments of $250,000 each under the October Financing, with each such five-year warrant providing its holder with the right to purchase up to 25,642 shares of its common stock. (See Note 7).

On February 21, 2017, the Company issued 19,576 shares of its common stock to four Directors of the Company and a former Director of the Company for services that were rendered in 2016 and pursuant to the Company’s Amended and Restated Non-Employee Directors Compensation Plan. The fair market value of the shares at grant date was $170.

On March 2, 2017, the Company issued 17,949 shares of its common stock to a former consultant pursuant to a letter agreement dated August 8, 2014, whereby the Company had agreed to issue $350 of common stock, determined based on the closing price per share on the OTCQB Venture Marketplace on November 25, 2014, which was $19.50 per share. The letter agreement evidenced a bonus granted by the Company for investor relation and advisory services provided in 2014.  In connection with the issuance, on March 1, 2017, the consultant provided to the Company a release and waiver of any and all claims. The fair market value of the shares at grant date was $87.

On March 13, 2017, the Company issued 3,847 shares of its common stock to a consultant, pursuant to a consulting agreement dated September 1, 2016, in consideration for financial advisory and consulting services. The fair market value of the shares at grant date was $6.

On March 31, 2017, the Company issued 7,406 shares of its common stock to several officers, directors, employees and/or consultants of the Company. All shares issued vested on March 31, 2017 pursuant to grants dated February 24, 2015 under the Company’s Global Share and Options Incentive Enhancement Plan (2014). The fair market value of the shares at grant date was $47.

On April 17, 2017, the Company issued 7,840 shares of its common stock to four Directors of the Company for services that were rendered in the first quarter of 2017, pursuant to the Company’s Amended and Restated Non-Employee Directors Compensation Plan. The fair market value of the shares at grant date was $50.

On June 22, 2017, the Company raised $4,500 in gross proceeds and $4,123 in net proceeds from the sale of 1,440,000 shares of its common stock together with warrants with one warrant entitling the holder thereof to purchase one share of Common Stock at a price equal to $3.30 per share in a self-underwritten “best efforts” offering to certain investors. The purchase price paid by the investors was $3.125 for one share of common stock and one warrant. The warrants are immediately exercisable and expire five years from the date of issuance. The shares of common stock and warrants were immediately separable and were issued separately. The shares of common stock and the shares of common stock underlying the warrants were registered by the Company with the U.S. Securities and Exchange Commission, and were offered and sold pursuant to a final prospectus, Registration No. 333-21869, filed on June 19, 2017, which became effective on the same date.

NOTE 14 – COMMON SHARES

Common Stock Reserved for Future Issuance

The Company had shares of common stock reserved for issuance as follows:

	Year ended December 31,
	2016	2015
Outstanding warrants to purchase common stock	517,732	107,545
Outstanding Options to purchase common stock	5,992	5,992
Approved but not Outstanding Options to purchase common stock	—	24,429
Unvested Common Stock under the 2014 Incentive Plan	7,406	56,282
Common Stock reserved under the 2016 Incentive Plan	230,769	—
Option to purchase Common Stock reserved under the 2016 Incentive Plan	115,385	—
Common Stock reserved under the October 2016 Offering	438,461	—
Total shares reserved for issuance	1,315,745	194,248

Issuances

On October 28, 2014, the Company issued 2,577 shares of the Company’s common stock, in connection with the May 1, 2014 service agreement.

During October, 2014, an investor converted $42 principal amount out of the April 11, 2014 notes for 3,631 shares of the Company’s common stock.

On December 8, 2014, the Company issued 2 shares of the Company’s common stock to Carter Terry.

On October 3, 2014, the Company signed a consulting agreement with a consultant according to which the consultant would provide investor relation and public relations services for a period of one year. The Company agreed to grant the consultant 15,385 shares of the Company and additional 3,846 options to purchase Company’s shares at an exercise price of $0.13 per shares. Such shares were issued on March 19, 2015. In addition, on the same date the Company issued the consultant 3,846 shares of the Company for the exercised of the options granted. The Company has estimated the fair value of such shares and options, and recorded an expense of $217.

On January 5, 2015, the Company signed a consulting agreement with Dr. Borenstein Ltd according to which the company issued the consultant 7,692 options to purchase 7,692 shares of common stock of the Company at an exercise price of $0.13 for one year commencing the date of the agreement. The Consultant exercised such options at May 27, 2015. The Company has estimated the fair value of such options, and recorded an expense of $158.

On February 28, 2015 and March 19, 2015, the Company issued 47,037 shares of the Company to a consultant in respect of his September 2014 consulting investor relation and public relations services agreement with the Company. The Company has estimated the fair value of such shares, and recorded an expense of $738.

On March 12, 2015, the Company issued 839 shares of the Company for an investor pursuant to the exercise of his options granted at May 2014. The Company has estimated the fair value of such shares, and recorded an expense of $14.

In May and June 2015, the Company issued 28,962 shares of the Company to a consultant in respect of his investor relations and public relations services pursuant to a consulting agreement with the Company. The Company has estimated the fair value of such shares, and recorded an expense of $150.

In May 2015, the Company issued 25,000 shares of the Company to a consultant in respect of his investor relations and public relations services pursuant to a consulting agreement with the Company. The Company has estimated the fair value of such shares, and recorded an expense of $136.

On June 15, 2015 the Company issued consultant 11,538 shares of common stock of the Company in mutual agreement for termination of his June 2014 consulting agreement. The Company has estimated the fair value of such shares, and recorded an expense of $34.

From July through September 2015, the Company issued 61,808 shares of common stock to a consultant in respect of his investor relations and public relations services consulting agreement with the Company. The Company has estimated the fair value of such shares, and recorded an expense of $199.

In August 2015, the Company issued 26,726 shares of the Company to Maxim Group LLC in respect of its financial advisor and investment banker agreement with the Company. The shares have been valued and recorded at $34.

In August 2015, the Company issued 8,679 shares of the Company to a non-U.S. person in respect of its financial advisor and investment banker settlement agreement with the Company. The Company has estimated the fair value of such shares, and recorded an expense of $13.

On April 13, 2015, the Company entered into a subscription agreement with a non-U.S. person pursuant to which the Company issued 3,205 shares of common stock in exchange for $25.

On April 15, 2015, the Company entered into a Subscription Agreement with Dr. Borenstein Ltd. (the “April Borenstein Subscription Agreement”) pursuant to which the Company agreed to sell 12,538 shares of common stock of the Company for the aggregate purchase price of $48.

On June 12, 2015, the Company entered into a Subscription Agreement with Dr. Borenstein Ltd. (the “June Borenstein Subscription Agreement”) pursuant to which the Company agreed to sell 65,268 shares of common stock of the Company for the aggregate purchase price of $140.

On July 1, 2015, the Company entered into a subscription agreement with a non-U.S. person pursuant to which the Company issued 15,384 shares of common stock in exchange for $32.

On July 6, 2015, the Company entered into a subscription agreement with several non-U.S. entity pursuant to which the Company issued 18,681 shares of common stock in exchange for $51.

On July 17, 2015, the Company entered into a subscription agreement with several non-U.S. personnel pursuant to which the Company issued 17,832 shares of common stock in exchange for $39.

From February through August 2015, convertible promissory notes holders representing an aggregate principal amount of $1,480,716 converted their notes into 577,387 shares of the Company’s common stock.

On January 26, 2016, the Company issued 7,692 shares of Common Stock, pursuant to a subscription agreement dated June 12, 2015.

On February 1, 2016, the Company issued 4,153 shares Common Stock to a consultant in respect of his consulting services for the Company. The Company has estimated the fair value of such shares, and recorded an expense of $108.

In February 2016, the Company conducted an offering (the “February 2016 Offering”) consisting of (a) up to $1,925 of the Company’s shares of Common Stock, priced at the closing price for shares of Common Stock, as reported on the OTCQB Venture Marketplace, on the trading day prior to the closing of the February Offering, and (b) 5-year warrants to purchase shares of Common Stock in an amount equal to 50% of the number of shares of Common Stock so purchased by the. The Securities have been offered pursuant to subscription agreements with each investor. In addition to other customary provisions, each Subscription Agreement provides that the Company will use its reasonable commercial efforts to register all shares of Common Stock sold in the February Offering, including all shares of Common Stock underlying the February Warrants, within 60 days of the closing of the February Offering. The February Warrants are exercisable for 5 years from the date of issuance at $13.00 per share, include an option by which the holder may exercise the Warrant by means of a cashless exercise, and include customary weighted-average price adjustment and anti-dilution terms. On February 15, 2016, the Company completed the only closing of the February Offering, representing aggregate gross proceeds to the Company of $1,925. In connection with the closing, the Company and subscribers entered into (a) February Subscription Agreements for, in the aggregate, 269,231 shares of Common Stock at $7.15 per share, and (b) February Warrants to purchase, in the aggregate, up to 134,617 shares of Common Stock at an exercise price of $13.00 per share.

The Company engaged Maxim to assist in the February 2016 Offering. Pursuant to the terms of an engagement letter between Maxim and the Company, Maxim received commissions equal to 7% of the gross proceeds raised by Maxim in the February Offering, warrants to purchase, in the aggregate, up to 21,540 shares of Common Stock at an exercise price of $7.87 per share and to purchase, in the aggregate, up to 10,770 shares of Common Stock at an exercise price of $14.30 per share.

On March 15, 2016, the Company issued 654 shares of Common Stock to a consultant in respect of his consulting services for the Company. The Company has estimated the fair value of such shares, and recorded an expense of $5,685.

On April 13, 2016, the Company issued 7,692 shares of Common Stock to a consultant in consideration for corporate finance, investor communications and financial and investor public relations services. The Company has estimated the fair value of such shares, and recorded an expense of $73 in second fiscal quarter of 2016 and $10 in first fiscal quarter of 2016. On June 13, 2016 and per the consulting agreement the Company issued an additional 7,692 shares of common stock as a service bonus since the agreement was not terminated prior to June 9, 2016. The Company has estimated the fair value of such shares, and recorded an expense of $89.

On April 13, 2016, the Company issued an aggregate of 6,731 shares of Common Stock to a consultant, pursuant to consulting agreements dated September 1, 2015 and March 1, 2016, in consideration for investor relations and communications services. The Company has estimated the fair value of such shares, and recorded an expense of $42.

On May 18, 2016, a 1.5-year warrant to purchase shares of Common Stock, dated May 4, 2015, was exercised into 5,385 shares of Common Stock at an exercise price of $7.54 per share, for total consideration of $41.

On June 2, 2016, the Company issued 107,160 shares of the Company’s Common Stock in consideration of $146 pursuant to the July 2015 Offering Subscription Agreements.

On June 13, 2016, the Company issued 54,642 shares of Common Stock to several officers, directors, employees and/or consultants of the Company. All shares were issued pursuant to the Company’s Global Share and Options Incentive Enhancement Plan (2014). The Company has estimated and recorded the fair value of such shares as an expense of $632 which was recorded through 2015 and the 2016.

On June 26, 2016, the Company issued 3,846 shares of Common Stock in order to complete its obligations under the Share Purchase Agreement from 2015.

On July 14, 2016, the Company cancelled 654 shares of Common Stock that were issued in error.

In June and July 2016, The Company conducted an offering (the “June 2016 Offering”) consisting of (a) up to $3,000 of shares of Common Stock, priced at the closing price for shares of Common Stock, as reported on the OTCQB Venture Marketplace on the trading day prior to each respective closing of the June Offering, and (b) five-year warrants (the “June Warrants”, together with the shares of Common Stock subscribed for, the “June Securities”) to purchase shares of Common Stock in an amount equal to one hundred percent (100%) of the number of shares of Common Stock so purchased by the subscriber, with an exercise price equal to the per share price of the Common Stock or $14.30 per share, whichever is greater. The June Securities were offered pursuant to subscription agreements with each subscriber (the “June Subscription Agreement”). In addition to other customary provisions, each June Subscription Agreement provides that the Company will use its reasonable commercial efforts to register all shares of Common Stock sold in the June Offering, including all shares of Common Stock underlying the June Warrants, within twenty (20) days of the final closing of the June Offering. Each June Subscription Agreement also provides that if, during the period beginning on the date of the first closing of the June Offering and ending on the six month anniversary thereof, the Company completes (a) a subsequent closing of the June Offering or (b) a public or private offering and sale of $1,000 or more of Common Stock or warrants to purchase Common Stock, where such subsequent closing or offering, as applicable, provides for material deal terms and conditions more favorable than are contained in such June Subscription Agreement, then the June Subscription Agreement will be deemed modified to provide the applicable subscriber with the more favorable deal terms and conditions, and the Company will take all reasonable steps necessary to amend the June Securities and/or issue new securities to the applicable subscriber reflecting such more favorable material deal terms and conditions (the “June MFN Rights”). The June Warrants are exercisable for five years from the date of issuance, include an option by which the holder may exercise the June Warrant by means of a cashless exercise, and include customary weighted-average price adjustment and anti-dilution terms. On July 26, 2016, the Company completed closings of the June Offering, both such closings representing aggregate gross proceeds to the Company of $1,370. In connection with both closings, the Company and subscribers entered into (a) June Subscription Agreements for 140,515 shares of Common Stock at $9.75 per share, and (b) June Warrants to purchase up to 140,515 shares of Common Stock at an exercise price of $14.30 per share. The subscriber in the July 7, 2016 closing received an adjustment to its June Securities pursuant to its June MFN Rights. The warrants were accounted for as derivative liabilities.

The Company engaged Maxim to assist in the June Offering. Pursuant to the terms of an engagement letter between Maxim and the Company, in connection with both closings, Maxim received commissions equal to 4.44% of the gross proceeds raised, warrants to purchase up to 7,140 shares of Common Stock at an exercise price of $10.73 per share, and warrants to purchase up to 7,140 shares of Common Stock at an exercise price of $15.73 per share.

On August 7, 2016, the Company issued 1,100 shares of Common Stock, in consideration for past capital advisory services rendered to the Company. The Company has estimated the fair value of such shares, and recorded an expense of $11.

On August 16, 2016, the Company issued 3,077 shares of Common Stock in satisfaction of debt of $24.

On September 15, 2016, the Company issued 3,846 shares of Common Stock to a consultant in consideration for communications and investor relations services. The Company has estimated the fair value of such shares, and recorded an expense of $20.

On September 15, 2016, the Company issued 3,846 shares of Common Stock to a consultant in consideration for communications and investor relations services. The Company has estimated the fair value of such shares, and recorded an expense of $34.

On October 25, 2016, the Company completed a private placement of its securities to JMJ Financial, an accredited investor. Pursuant to the financing, the Company entered into a Securities Purchase Agreement with the investor thereby agreeing to issue shares of Common Stock, notes, and warrants to purchase shares of Common Stock, in exchange for $500 paid at closing and an additional $250 which were paid at December 20, 2016 after the achievement of certain milestones, as well as up to an additional $250 in financing upon the mutual agreement of the Investor and the Company.

Pursuant to the terms of such financing, the Company agreed to issue to the investor (i) restricted shares of Common Stock equal to twenty-five percent (25%) of the note principal paid to the Company by the Investor, subject to certain adjustments, (ii) a six (6) month promissory note covering the note principal plus an amount equal to approximately five percent (5%) of the actual note principal, in total $1,053, and (iii) a five (5) year warrant to purchase 76,925 shares of Common Stock with an aggregate exercise amount of $750.

On December 14, 2016, the Company issued 58,909 shares of Common Stock in consideration of $84 pursuant to the July 2015 Offering Subscription Agreement.

On December 20, 2016, the Company issued 7,308 shares of Common Stock to the CEO of the Company and 6,538 shares of Common Stock to the Chairman of the Board of the Company under their service agreements with the Company. The Company has estimated and recorded the fair value of such shares as an expense of $50 which was recorded through 2016.

On December 30, 2016, the Company issued 6,538 shares of Common Stock to an EVP of the under his service agreement with the Company. The Company has estimated and recorded the fair value of such shares as an expense of $24 which was recorded through 2016.

On December 30, 2016, the Company issued 44,423 shares of Common Stock to several officers, directors, employees and/or consultants of the Company. All shares were issued pursuant to the Company’s Global Share and Options Incentive Enhancement Plan (2014). The Company has estimated and recorded the fair value of such shares as an expense of $386.

On December 30, 2016, the Company issued 2,308 shares of Common Stock, in consideration for past services rendered a member of the Board of Directors to the Company. The Company has estimated the fair value of such shares, and recorded an expense of $20.

Share Repurchase Program

On June 17, 2015, the Company’s Board of Directors approved a share repurchase program (the “Share Repurchase Program”). Under the Share Repurchase Program, the Company is authorized to repurchase up to $500 worth of its common stock, which, based on the value of the Company’s common stock on December 31, 2016, equates to approximately 57,491 shares of common stock. However, the total number of shares could differ based on the ultimate price per share paid by the Company. Further, the Company’s shares of common stock may be purchased on the open market or through privately negotiated transactions from time-to-time and in accordance with applicable laws, rules and regulations. The Company is not obligated to make any purchases, including at any specific time or in any particular situation. The program may be limited or terminated at any time without prior notice. As of December 31, 2016, the Company had not repurchased any shares under the Share Repurchase Program. On June 23, 2015, the Company repurchased 1,109 shares from a shareholder for $28 as part of a settlement with such shareholder. This repurchase was not pursuant to the Share Repurchase Program.